Business Combinations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Business Combinations
11.	Business Combinations

(1)	2021

1 )	Acquisition of Studio Dolphin Co., Ltd. by DREAMUS COMPANY:
DREAMUS COMPANY obtained control by acquiring 10,000 shares(100%) of Studio Dolphin Co., Ltd. for the year ended December 31, 2021. The consideration transferred was

~~￦~~

1,500 million in cash and the difference between the fair value of net assets acquired and the consideration transferred amounting to

~~￦~~

1,465 million was recognized as goodwill. Subsequent to the acquisition of control, Studio Dolphin Co., Ltd. recognized revenue of

~~￦~~

245 million and net loss of

~~￦~~

304 million and the amounts are included in profit or loss from discontinued operations.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off
company.
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Studio Dolphin Co., Ltd.
Location	3 rd floor, 10, Jandari-ro 7an-gil, Mapo-gu, Seoul, Korea
CEO	Kim, Dong-Hee
Industry	Music and sound recording business
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	1,500

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		20
Accounts receivable — trade and other		31
Other assets		7
Accounts payable — trade and other		(4)
Short-term borrowings		(2)
Other liabilities		(17)

		35

III. Goodwill(I - II)	￦	1,465

2 )	Acquisition of YLP Inc. by T map Mobility Co., Ltd.:
T map Mobility Co., Ltd. obtained control by acquiring 168,012 shares(100%) of YLP Inc. for the year ended December 31, 2021. The consideration transferred was

~~￦~~

79,000 million, among which

~~￦~~

55,598 million was paid in cash to acquire 118,242 shares(70.4%) and on June 29, 2021, T map Mobility Co., Ltd. issued 267,700 of its new common shares (with a fair value of

~~￦~~

23,402 million) to the shareholders of YLP Inc. in exchange for the remaining 49,770 shares(29.6%) owned by those shareholders. The difference between the fair value of net assets acquired and the consideration transferred amounting to

~~￦~~

69,516 million was recognized as goodwill. Subsequent to the acquisition of control, YLP Inc. recognized revenue of

~~￦~~

20,488 million and net loss of

~~￦~~

1,632 million and the amounts are included in profit or loss from discontinued operations.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off
company.

(i)	Summary of the acquiree

Information of Acquiree
Corporate name	YLP Inc.
Location	1740, Cheongwon-ro, Pyeongtaek-si, Gyeonggi-do, Korea
CEO	Lee, Hyeok-Ju
Industry	Freight forwarders and cargo agents

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	55,598
Fair value of shares of T map Mobility Co., Ltd.		23,402

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,897
Financial instruments		4,000
Accounts receivable — trade and other, net		4,480
Property and equipment, net		431
Intangible assets, net		3,595
Other assets		325
Borrowings		(1,000)
Accounts payable — trade and other		(3,542)
Lease liabilities		(327)
Other liabilities		(48)
Deferred tax liabilities		(327)

		9,484

III. Goodwill(I - II)	￦	69,516

3)	Acquisition of Rokmedia Co., Ltd. by One Store Co., Ltd.:
One Store Co., Ltd. obtained control by acquiring 60,000 shares(100%) of Rokmedia Co., Ltd. for the year ended December 31, 2021. The consideration transferred was

~~￦~~

40,000 million in cash and the difference between the fair value of net assets acquired and the consideration transferred amounting to

~~￦~~

33,641 million was recognized as goodwill. Subsequent to the acquisition of control, Rokmedia Co., Ltd. recognized revenue of

~~￦~~

10,915 million and net profit of

~~￦~~

1,066 million and the amounts are included in profit or loss from discontinued operation.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off
company.
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Rokmedia Co., Ltd.
Location	3 rd floor, 330, Seongam-ro, Mapo-gu, Seoul, Korea
CEO	Kang, Jun-Gyu / Kim, Jeong-Su
Industry	Publishing and telecommunications retail business

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	40,000

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		719
Financial instruments		2,170
Accounts receivable — trade and other, net		1,374
Inventories		933
Other assets		3,212
Short-term loans, net		30
Property and equipment, net		792
Intangible assets, net		2,677
Accounts payable — trade and other		(1,885)
Contract liabilities		(1,401)
Borrowings		(1,485)
Provisions		(385)
Lease liabilities		(56)
Other liabilities		(111)
Deferred tax liabilities		(135)
Income tax payable		(90)

		6,359

III. Goodwill(I - II)	￦	33,641

4)	Acquisition of GOOD SERVICE Co., Ltd. by T map Mobility Co., Ltd.:
T map Mobility Co., Ltd. obtained control by acquiring 2,000 shares (100%) of GOOD SERVICE Co., Ltd. for the year ended December 31, 2021. The consideration transferred was

~~￦~~

10,000 million in cash and the difference between the fair value of net assets acquired and the consideration transferred amounting to

~~￦~~

4,844 million was recognized as goodwill. Subsequent to the acquisition of control, GOOD SERVICE Co., Ltd. recognized revenue of

~~￦~~

1,063 million and net profit of

~~￦~~

621 million and the amounts are included in profit or loss from discontinued operations.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off
company.

(i)	Summary of the acquiree

Information of Acquiree
Corporate name	GOOD SERVICE Co., Ltd.
Location	4 th floor, 54, Daeheung-ro, Mapo-gu, Seoul, Korea
CEO	Kim, Seung-Wook
Industry	Surrogate driving service business and related business

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	10,000

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,328
Financial instruments		116
Accounts receivable — trade and other, net		1,881
Property and equipment, net		116
Intangible assets, net		3,492
Accounts payable — trade and other		(883)
Other liabilities		(85)
Deferred tax liabilities		(696)
Lease liabilities		(113)

		5,156

III. Goodwill(I - II)	￦	4,844

(2)	2020

1)	Merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd.:
On April 30, 2020, SK Broadband Co., Ltd., a subsidiary of the Parent Company, merged with Tbroad Co., Ltd., Tbroad Dongdaemun Broadcasting Co., Ltd. and Korea Digital Cable Media Center Co., Ltd. in order to strengthen the competitiveness and enhance the synergy as a comprehensive media company. The considerations transferred included shares of SK Broadband Co., Ltd. transferred based on the merger ratio and the obligations and rights pursuant to the shareholders’ agreement between the Parent Company and the acquiree’s shareholders, both measured at fair value as of April 30, 2020. The Group recognized the difference between the fair value of net assets acquired and the consideration transferred amounting to

~~￦~~

405,639 million as goodwill.
The Group’s consolidated revenue and profit for the year would have been

~~￦~~

16,294,243 million and

~~￦~~

1,516,857 million, respectively, if the acquisition has occurred on January 1, 2020. The Group cannot reasonably identify the acquiree’s revenue and profit for the year included in the consolidated statement of income, as the business of Tbroad Co., Ltd. and the other two companies were merged with the Group’s subsidiary, SK Broadband Co., Ltd., and no separate financial information post acquisition is available.
Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Fair value of shares of SK Broadband Co., Ltd.	￦	862,147
Fair value of derivative liability(*1)		320,984

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		110,644
Short-term financial instruments		6
Accounts receivable — trade and other		66,241
Prepaid expenses		36,324
Contract assets		14,033
Long-term investment securities		6,239
Investments in associates and joint ventures		13,637
Property and equipment, net		245,654
Intangible assets, net(*2)		423,515
Other assets		3,261
Deferred tax assets		1,296
Accounts payable — trade and other		(105,179)
Contract liabilities		(1,674)
Income tax payable		(18,065)
Provisions		(2,755)
Defined benefit liabilities		(30)
Other liabilities		(15,655)

		777,492

III. Goodwill(I - II)	￦	405,639

(*1)
The Parent Company has recognized fair value of obligations and rights in connection with the shareholders’ agreement with the acquiree’s shareholders as consideration for the business combination. (See note 22)

(*2)
Identifiable intangible assets recognized by the Group in the business combination included customer relationships measured at fair value on the acquisition date of ￦374,019 million. Fair value of the customer relationship was estimated based on the multi-period excess earnings method (“MPEEM”). MPEEM is a valuation technique under income approach which estimates fair value by discounting the expected future excess earnings attributable to an intangible asset using risk adjusted discount rate. The following table shows the details of valuation technique used in measuring fair values as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Interrelationship between key unobservable inputs and fair value measurement
Customer relationships	MPEEM	• Estimated revenue per user • Future churn rates • Weighted average cost of capital (“WACC”) (7.7% for Tbroad Co., Ltd. and 8.3% for Tbroad Dongdaemun Broadcasting Co., Ltd.)
•  The fair value of customer relationship will increase if expected revenue per subscriber increases and customer churn rate in the future and WACC decrease.
•  The fair value of customer relationship will decrease if expected revenue per subscriber decreases and customer churn rate in the future and WACC increase.

2)	Acquisition of Broadband Nowon Co.,Ltd. by the Parent Company:
The Parent Company has obtained control by acquiring 627,000 shares(55%) of Tbroad Nowon Broadcasting Co., Ltd.
,
and Tbroad Nowon Broadcasting Co., Ltd. changed its name to Broadband Nowon Co., Ltd. for the year ended December 31, 2020. The consideration transferred was

~~￦~~

10,421 million in cash and the difference between the fair value of net assets acquired and the consideration transferred amounting to

~~￦~~

733 million was recognized as other
non-operating
income. Subsequent to the acquisition
,
Broadband Nowon Co., Ltd. recognized revenue of

~~￦~~

5,756 million and net profit of

~~￦~~

426 million.

(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Broadband Nowon Co., Ltd.
Location	21, 81gil, Dobong-ro, Gangbuk-gu, Seoul, Korea
CEO	Yoo, Chang-Wan
Industry	Cable broadcasting services

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	10,421

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		18,106
Accounts receivable — trade and other		1,122
Property and equipment, net		1,784
Intangible assets, net		360
Other assets		595
Accounts payable — trade and other		(1,351)
Other liabilities		(336)

		20,280

III. Non-controlling interests:		9,126

IV. Gain on bargain purchase(I - II+III)	￦	(733)

3)	Acquisition of security equipment construction and security services business of SK hystec inc. by ADT CAPS Co., Ltd.
ADT CAPS Co., Ltd., a subsidiary of the Parent Company before spin-off,
acquired the security equipment construction and security services business from SK hystec inc., a related party of the Group, in order to strengthen the expertise and the competitiveness of security business for the year ended December 31, 2020. The consideration transferred was

~~￦~~

8,047 million, among which

~~￦~~

2,958 million was paid in cash for the year ended December 31, 2020 and the remaining balance will be paid at

~~￦~~

3,000 million annually in July 2021 and July 2022. The Group recognized the difference between the fair value of net assets acquired and the consideration transferred amounting to

~~￦~~

2,892 million as goodwill.
Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off
company.
Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	8,047

II. Fair value of identifiable assets acquired and liabilities assumed:
Accounts receivable — trade and other		6,787
Property and equipment, net		363
Intangible assets, net		6,460
Other assets		4
Accounts payable — trade and other		(5,306)
Defined benefit liabilities		(1,227)
Deferred tax liabilities		(1,554)
Other liabilities		(372)

		5,155

III. Goodwill (I - II)	￦	2,892

4)	Merger of Life & Security Holdings Co., Ltd. by SK Infosec Co., Ltd.
SK Infosec Co., Ltd., a subsidiary of the Parent Company before spin-off,
merged with Life & Security Holdings Co., Ltd. to improve business management efficiency on December 30, 2020. As this transaction is a business combination under common control, the acquired assets and liabilities were recognized at the carrying amounts in the ultimate controlling entity’s consolidated financial statements and there is no effect on the assets and liabilities of consolidated financial statements. As a result of the merger, the Parent Company’s ownership interest of SK Infosec Co., Ltd. has changed from 100% to 62.6%.

(3)	2019

1)	Acquisition of Incross Co., Ltd. by the Parent Company
The Parent Company acquired 2,786,455 shares of Incross Co., Ltd. at

~~￦~~

53,722 million in cash for the year ended December 31, 2019 in order to expand digital advertising business through the integration of the Group’s technological capabilities. Although the Parent Company owns less than 50% of the investee, the management has determined that the Parent Company controls Incross Co., Ltd. considering the level of dispersion of remaining voting rights and voting patterns at previous shareholders’ meetings, and the fact that the Parent Company has a right to appoint the majority of the members of board of directors by the virtue of an agreement with the investee’s other shareholders. Incross Co., Ltd. reported

~~￦~~

19,787 million of revenue and

~~￦~~

5,756 million of profit since the Group obtained control. Identifiable assets acquired, liabilities assumed and goodwill were transferred to spin-off company.

(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Incross Co., Ltd.
Location	5 th floor, 1926, Nambusunhwan-ro, Gwanak-gu, Seoul, Korea
CEO	Lee, Jae-won
Industry	Media representative business

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	53,722

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		17,400
Short-term financial instruments		24,941
Accounts receivable — trade and other		67,259
Property and equipment, net		2,411
Intangible assets, net		2,709
Other assets		9,254
Accounts payable — trade and other		(57,309)
Other liabilities		(1,984)

		64,681
III. Non-controlling interests:		40,592

IV. Goodwill(I - II+III)	￦	29,633